Events (Unaudited) Subsequent to the Date of the Independent Auditor's Report	12 Months Ended
Jun. 30, 2025
Events (Unaudited) Subsequent to the Date of the Independent Auditor [Abstract]
EVENTS (UNAUDITED) SUBSEQUENT TO THE DATE OF THE INDEPENDENT AUDITOR’S REPORT

Note 15 — EVENTS (UNAUDITED) SUBSEQUENT TO THE DATE OF THE INDEPENDENT AUDITOR’S REPORT

January 2026 Extraordinary General Meeting

On January 26, 2026, the Company held its extraordinary shareholder general meeting (the “First EGM”). At the First EGM, the shareholders of the Company adopted the following resolutions:

(i)     to increase the authorized share capital of the Company from US$50,000 divided into 500,000,000 Ordinary Shares of par value US$0.0001 each to US$100,000 divided into 1,000,000,000 Ordinary Shares of par value US$0.0001 each (equivalent to 40,000,000 ordinary shares of a par value of $0.0025 each on a post-consolidation basis).

(ii)    to authorize, establish, and designate two new classes of ordinary shares of US$0.0001 par value each (equivalent to par value of $0.0025 each on a post-consolidation basis), being the Class A Ordinary Shares and the Class B Ordinary Shares, with each of the Class A Shares and Class B Shares having the rights, obligations and privileges. Both the Class A Ordinary Shares and the Class B Ordinary Shares will have the same rights as the existing ordinary shares except that the Class B Ordinary Shares will have weighted voting rights. Each Class B Ordinary Share shall have thirty (30) votes at a meeting of the shareholders or on any resolution of shareholders whereas each Class A Ordinary Share shall only have one (1) vote. Each outstanding Class B Ordinary Share is convertible at any time after issuance at the option of the holder into one (1) Class A Ordinary Share. The Class A Shares will not be convertible into shares of any other class.

(iii)   to redesignate (a) 5,164,951 existing authorized and issued ordinary shares (equivalent to 206,598 shares on a post-consolidation basis) as Class B Shares. This includes 908,708 shares (equivalent to 36,348 shares on a post-consolidation basis) held by EASCOR HOLDING LIMITED and 4,256,243 shares (equivalent to 170,250 shares on a post-consolidation basis) held by BEVERLY HOLDING LIMITED; (b) The remaining 25,319,350 issued ordinary shares (equivalent to 1,012,774 shares on a post-consolidation basis) as Class A Shares; (c) 969,515,699 authorized but unissued ordinary shares (equivalent to 38,780,628 shares on a post-consolidation basis) as Class A Shares.

On March 22, 2026, the Company’s Board of Directors passed written resolutions to implement a 25:1 share consolidation to ensure the Company meets the minimum bid price requirement for continued listing on The Nasdaq Capital Market. The share consolidation became effective as of April 2, 2026. This consolidation reduced the total number of authorized and outstanding ordinary shares from 1,000,000,000 (comprising 994,835,049 Class A Shares and 5,164,951 Class B Shares prior to share consolidation) to 40,000,000 (comprising 39,793,402 Class A Shares and 206,598 Class B Shares after share consolidation), with the par value per share increasing from US$0.0001 to US$0.0025 (with any fractional entitlements to be round up to the next whole share).

June 2026 Extraordinary General Meeting

On June 5, 2026, the Company held its Class A Ordinary Shareholder meeting (the “Class A Meeting”) and the second extraordinary shareholder general meeting (the “Second EGM”, together with the Class A Meeting, the “Meetings”). At the Meetings, the shareholders of the Company adopted the following resolutions:

In the Class A Meeting:

(i)     to increase the authorized share capital of the Company (the “Authorised Share Capital”) to US$250,000,000.00 divided into 100,000,000,000 ordinary shares of par value of US$0.0025 each (each an “Ordinary Share”), comprising (A) 80,000,000,000 Class A Shares of a par value of US$0.0025 each (each a “Class A Share”); and (B) 20,000,000,000 Class B Shares of a par value of US$0.0025 each (each a “Class B Share”) (the “Increase of Share Capital”), by redesignation of:

(1)    the newly increased and unissued 79,960,206,598.04 Ordinary Shares be redesignated as Class A Shares; and

(2)    the newly increased and unissued 19,999,793,401.96 Ordinary Shares be redesignated into Class B Shares.

(ii)    following the Increase of Share Capital, to change Class B Share Voting Right from thirty (30) votes per one Class B Share to one hundred (100) votes per one Class B Share on all matters subject to the votes at general meetings of the Company (the “Change of Voting Right of Class B Shares”).

In the Second EGM:

(i)     to increase the authorized share capital of the Company (the “Authorised Share Capital”) to US$250,000,000.00 divided into 100,000,000,000 ordinary shares of par value of US$0.0025 each (each an “Ordinary Share”), comprising of (A) 80,000,000,000 Class A Shares of a par value of US$0.0025 each (each a “Class A Share”); and (B) 20,000,000,000 Class B Shares of a par value of US$0.0025 each (each a “Class B Share”) (the “Increase of Share Capital”), by redesignation of:

(1)    the newly increased and unissued 79,960,206,598.04 Ordinary Shares be redesignated as Class A Shares; and

(2)    the newly increased and unissued 19,999,793,401.96 Ordinary Shares be redesignated into Class B Shares.

(ii)    following the Increase of Share Capital, to change Class B Share Voting Right from thirty (30) votes per one Class B Share to one hundred (100) votes per one Class B Share on all matters subject to the votes at general meetings of the Company (the “Change of Voting Right of Class B Shares”).

(iii)   subject to and conditional upon approval by the shareholders of Proposal No. 1, and Proposal No. 2 and all requisite class consents being obtained, to adopt the third amended and restated articles of association of the Company (the “AR M&A”) in replacement of the second amended and restated memorandum and articles of association as adopted on January 26, 2026 (the “Existing Articles”) to reflect the Increase of Share Capital, the Change of Voting Right of Class B Shares and other clarification changes.

(iv)   following the Increase of Share Capital, to effect a reverse share split to the Company’s authorised issued and unissued Class A Shares by way of a consolidation (the “Share Consolidation”) at an exchange ratio which is no less than one-for-two (1:2) and no greater than one-for-one thousand (1:1000) (the “Further Revised RS Ratio”) such that the number of authorised issued and unissued Class A is decreased by the Further Revised RS Ratio and the par value of each authorised, issued and outstanding Class A is increased by the Further Revised RS Ratio (together, the “Further Revised Reverse Share Split”), with such Further Revised Reverse Share Split to be effected at such time and date, if at all, and at a precise Further Revised RS Ratio up to a maximum of one-for-one thousand (1:1000), in each case, as determined by the Directors at their discretion within a period of five years of obtaining the requisite shareholder approval for the Further Revised Reverse Share Split (the “Further Revised Effective Time”).

(v)    in respect of any fractional entitlements to the issued consolidated shares resulting from the Further Revised Reverse Share Split, if so determined by the Directors in their sole discretion, the Directors be and are hereby authorised to settle as they consider expedient any difficulty which arises in relation to the Share Consolidation, including but without prejudice to the generality of the foregoing capitalising all or any part of any amount for the time being standing to the credit of any reserve or fund of the Company (including its share premium account and profit and loss account, to the extent as permitted by the applicable laws) whether or not the same is available for distribution and applying such sum in paying up unissued Class A Shares to be issued to shareholders of the Company to round up any fractions of Class A Shares issued to or registered in the name of such shareholders of the Company following or as a result of the Share Consolidation.